JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
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ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
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using a trade date accounting convention, by contacting the appropriate
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© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.1%
Aerospace & Defense — 2.5%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	164,000	168,044
ATI, Inc.
7.25%, 8/15/2030	384,000	402,105
5.13%, 10/1/2031	52,000	50,180
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	59,000	60,174
6.25%, 3/15/2033 (a)	492,000	499,172
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	938,000	937,386
7.50%, 2/1/2029 (a)	233,000	241,170
8.75%, 11/15/2030 (a)	22,000	23,613
7.25%, 7/1/2031 (a)	400,000	412,500
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	211,000	205,340
Efesto Bidco S.p.A Efesto US LLC (Italy) Series XR, 7.50%, 2/15/2032 (a)	335,000	337,184
Goat Holdco LLC 6.75%, 2/1/2032 (a)	215,000	214,171
Moog, Inc. 4.25%, 12/15/2027 (a)	141,000	136,577
Spirit AeroSystems, Inc.
3.85%, 6/15/2026	10,000	9,850
4.60%, 6/15/2028	164,000	159,924
9.38%, 11/30/2029 (a)	235,000	250,228
9.75%, 11/15/2030 (a)	550,000	607,346
TransDigm, Inc.
5.50%, 11/15/2027	1,061,000	1,060,170
6.75%, 8/15/2028 (a)	341,000	346,917
4.63%, 1/15/2029	50,000	48,424
6.38%, 3/1/2029 (a)	15,000	15,244
4.88%, 5/1/2029	880,000	852,017
6.88%, 12/15/2030 (a)	1,523,000	1,570,697
7.13%, 12/1/2031 (a)	417,000	431,366
6.63%, 3/1/2032 (a)	15,000	15,323
6.00%, 1/15/2033 (a)	695,000	687,711
6.38%, 5/31/2033 (a)	759,000	749,893
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	320,000	335,104
		10,827,830
Air Freight & Logistics — 0.1%
Rand Parent LLC 8.50%, 2/15/2030 (a)	266,000	262,112
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	40,000	41,428
		303,540
Automobile Components — 2.2%
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (a)	538,000	549,854
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	571,000	573,287
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	437,000	434,904
6.88%, 7/1/2028	15,000	14,873
Aptiv Swiss Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 6.88%, 12/15/2054 (b)	244,000	238,979

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
Clarios Global LP
8.50%, 5/15/2027 (a)	133,000	133,574
6.75%, 5/15/2028 (a)	825,000	840,561
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (c)	88,000	92,290
5.63% (Cash), 5/15/2027 (a) (c)	280,000	236,984
Dana, Inc.
5.38%, 11/15/2027	131,000	130,563
5.63%, 6/15/2028	297,000	295,593
4.25%, 9/1/2030	73,000	69,230
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	283,000	217,507
Garrett Motion Holdings, Inc. 7.75%, 5/31/2032 (a)	265,000	270,416
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	181,000	181,096
4.88%, 3/15/2027	528,000	520,714
5.00%, 7/15/2029	537,000	514,417
5.25%, 7/15/2031	5,000	4,666
Icahn Enterprises LP
5.25%, 5/15/2027	585,000	556,676
9.75%, 1/15/2029	266,000	257,749
10.00%, 11/15/2029 (a)	233,000	227,127
9.00%, 6/15/2030	259,000	234,772
IHO Verwaltungs GmbH (Germany)
6.37% (Cash), 5/15/2029 (a) (c)	204,000	200,927
8.00% (Cash), 11/15/2032 (a) (c)	225,000	225,298
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	210,000	208,180
Patrick Industries, Inc.
4.75%, 5/1/2029 (a)	242,000	232,103
6.38%, 11/1/2032 (a)	45,000	44,354
Phinia, Inc. 6.63%, 10/15/2032 (a)	315,000	313,112
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	219,000	170,109
Tenneco, Inc. 8.00%, 11/17/2028 (a)	576,000	567,127
ZF North America Capital, Inc. (Germany)
6.88%, 4/14/2028 (a)	660,000	654,106
6.75%, 4/23/2030 (a)	152,000	144,360
		9,355,508
Automobiles — 0.9%
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%, 3/31/2029 (a)	286,000	268,032
Jaguar Land Rover Automotive plc (United Kingdom) 5.88%, 1/15/2028 (a)	476,000	475,827
Mclaren Finance plc (United Kingdom) 7.50%, 8/1/2026 (a)	200,000	200,215
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/2026 (a)	522,000	496,777
2.45%, 9/15/2028 (a)	347,000	307,480
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	1,186,000	1,144,453
4.81%, 9/17/2030 (a)	604,000	556,139

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	198,000	127,264
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	177,000	163,611
		3,739,798
Banks — 0.1%
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	148,000	155,582
Standard Chartered plc (United Kingdom) (3-MONTH SOFR + 1.46%), 7.01%, 7/30/2037 (a) (b) (d) (e)	200,000	204,735
Valley National Bancorp (3-MONTH CME TERM SOFR + 2.36%), 3.00%, 6/15/2031 (b)	123,000	112,659
		472,976
Beverages — 0.1%
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (a)	435,000	435,590
4.38%, 4/30/2029 (a)	33,000	31,672
		467,262
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	164,000	124,217
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	339,000	322,477
		446,694
Broadline Retail — 1.4%
ANGI Group LLC 3.88%, 8/15/2028 (a)	127,000	117,655
Getty Images, Inc. 11.25%, 2/21/2030 (a)	149,000	147,883
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	12,000	11,929
3.50%, 3/1/2029 (a)	469,000	437,787
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	125,000	115,312
Kohl's Corp.
10.00%, 6/1/2030 (a)	89,000	91,382
5.55%, 7/17/2045	315,000	153,667
Liberty Interactive LLC
8.50%, 7/15/2029	133,000	21,972
8.25%, 2/1/2030	99,000	16,335
Macy's Retail Holdings LLC
5.88%, 4/1/2029 (a)	117,000	114,671
5.88%, 3/15/2030 (a)	252,000	240,503
6.13%, 3/15/2032 (a)	233,000	215,840
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	256,000	253,626
4.63%, 6/1/2028 (a)	490,000	474,842
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	218,000	179,489
Nordstrom, Inc.
4.38%, 4/1/2030	284,000	256,236
4.25%, 8/1/2031	237,000	205,106
5.00%, 1/15/2044	306,000	214,023
QVC, Inc.
6.88%, 4/15/2029 (a)	55,000	24,475
5.45%, 8/15/2034	323,000	129,200

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
Rakuten Group, Inc. (Japan)
11.25%, 2/15/2027 (a)	783,000	844,273
9.75%, 4/15/2029 (a)	428,000	458,242
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.25%), 8.13%, 12/15/2029 (a) (b) (d) (e)	403,000	386,516
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	646,000	289,085
Shutterfly LLC 8.50%, 10/1/2026 (a)	259,000	103,600
Wayfair LLC 7.25%, 10/31/2029 (a)	500,000	486,966
		5,990,615
Building Products — 2.1%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	147,000	52,670
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027 (a)	192,000	189,767
6.38%, 6/15/2030 (a)	51,000	51,626
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	136,000	144,301
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	98,000	94,891
4.25%, 2/1/2032 (a)	461,000	418,267
6.38%, 6/15/2032 (a)	630,000	635,896
6.38%, 3/1/2034 (a)	56,000	55,795
6.75%, 5/15/2035 (a)	97,000	97,552
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	172,000	152,220
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029 (a)	57,000	41,376
9.50%, 8/15/2029 (a)	246,000	218,579
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	188,000	156,082
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	938,000	947,487
Griffon Corp. 5.75%, 3/1/2028	330,000	328,010
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	62,000	54,133
7.00%, 9/1/2032 (a)	204,000	150,676
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	243,000	241,632
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	233,000	234,754
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	137,000	126,306
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	190,000	186,457
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	192,000	153,999
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a)	1,591,000	1,616,706
6.75%, 3/1/2033 (a)	127,000	128,873
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	761,000	781,468
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	86,000	85,414
4.75%, 1/15/2028 (a)	444,000	435,982
4.38%, 7/15/2030 (a)	882,000	827,770
3.38%, 1/15/2031 (a)	403,000	356,570
Wilsonart LLC 11.00%, 8/15/2032 (a)	172,000	151,330
		9,116,589

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — 1.1%
Acadian Asset Management, Inc. 4.80%, 7/27/2026	58,000	57,654
AG Issuer LLC 6.25%, 3/1/2028 (a)	30,000	30,000
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	387,000	401,752
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	329,000	328,699
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	589,000	512,619
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	418,000	361,679
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	351,000	384,093
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	337,000	340,921
Hightower Holding LLC
6.75%, 4/15/2029 (a)	30,000	29,584
9.13%, 1/31/2030 (a)	179,000	186,322
Jane Street Group
7.13%, 4/30/2031 (a)	961,000	1,003,921
6.13%, 11/1/2032 (a)	248,000	248,410
6.75%, 5/1/2033 (a)	305,000	312,787
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a)	21,000	21,121
Prospect Capital Corp.
3.36%, 11/15/2026	147,000	138,610
3.44%, 10/15/2028	62,000	54,628
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	157,000	165,373
VFH Parent LLC 7.50%, 6/15/2031 (a)	227,000	236,669
		4,814,842
Chemicals — 3.5%
Ashland, Inc.
3.38%, 9/1/2031 (a)	231,000	199,016
6.88%, 5/15/2043	32,000	32,566
ASP Unifrax Holdings, Inc.
7.10% (Blend (Cash 5.85% + PIK 1.25%)), 9/30/2029 (a) (c)	398,240	162,419
11.18% (Blend (Cash 6.43% + PIK 4.75%)), 9/30/2029 (a) (c)	32,000	28,698
Avient Corp.
7.13%, 8/1/2030 (a)	375,000	386,438
6.25%, 11/1/2031 (a)	68,000	68,095
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	536,000	530,422
Celanese US Holdings LLC
7.05%, 11/15/2030 (f)	1,095,000	1,128,485
6.63%, 7/15/2032 (f)	1,180,000	1,207,618
7.20%, 11/15/2033 (f)	147,000	153,454
Cerdia Finanz GmbH (Germany) 9.38%, 10/3/2031 (a)	371,000	381,211
Chemours Co. (The)
5.38%, 5/15/2027	65,000	63,629
5.75%, 11/15/2028 (a)	643,000	575,746
4.63%, 11/15/2029 (a)	10,000	8,180
8.00%, 1/15/2033 (a)	64,000	55,798
Consolidated Energy Finance SA (Switzerland) 12.00%, 2/15/2031 (a)	369,000	338,043
CVR Partners LP 6.13%, 6/15/2028 (a)	162,000	161,125
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	213,000	204,512
FMC Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.37%), 8.45%, 11/1/2055 (b)	83,000	83,691

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
FXI Holdings, Inc. 12.25%, 11/15/2026 (a)	447,000	393,722
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	124,000	119,233
HB Fuller Co. 4.25%, 10/15/2028	158,000	150,498
Herens Holdco SARL (Luxembourg) 4.75%, 5/15/2028 (a)	273,000	239,136
Illuminate Buyer LLC 9.00%, 7/1/2028 (a)	148,000	148,488
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	360,000	353,680
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	200,000	199,004
Ingevity Corp. 3.88%, 11/1/2028 (a)	140,000	131,582
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	120,000	120,914
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	120,000	118,788
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	95,000	81,047
Methanex Corp. (Canada)
5.13%, 10/15/2027	621,000	615,720
5.65%, 12/1/2044	63,000	48,345
Methanex US Operations, Inc. 6.25%, 3/15/2032 (a)	31,000	29,999
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	96,000	93,280
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	110,000	109,827
8.50%, 11/15/2028 (a)	337,000	354,977
4.25%, 5/15/2029 (a)	50,000	47,802
7.00%, 12/1/2031 (a)	447,000	467,486
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	90,000	82,559
OCI NV (Netherlands) 6.70%, 3/16/2033 (a)	342,000	373,935
Olin Corp.
5.63%, 8/1/2029	150,000	146,837
5.00%, 2/1/2030	45,000	42,592
6.63%, 4/1/2033 (a)	359,000	343,623
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (a)	200,000	188,509
9.75%, 11/15/2028 (a)	737,000	772,719
7.25%, 6/15/2031 (a)	291,000	291,000
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	133,000	138,572
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	311,000	301,893
6.63%, 5/1/2029 (a)	254,000	249,201
SCIL IV LLC 5.38%, 11/1/2026 (a)	366,000	364,147
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	24,000	22,819
4.00%, 4/1/2031	25,000	22,445
4.38%, 2/1/2032	468,000	421,223
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	193,000	183,364
SNF Group SACA (France) 3.38%, 3/15/2030 (a)	321,000	293,173
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (c)	80,050	46,640
Tronox, Inc. 4.63%, 3/15/2029 (a)	319,000	266,702
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	217,000	152,985

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	15,000	13,217
7.38%, 3/1/2031 (a)	646,000	652,485
		14,963,314
Commercial Services & Supplies — 2.9%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	204,000	180,202
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	497,000	471,746
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a)	824,000	787,089
6.00%, 6/1/2029 (a)	380,000	359,710
7.88%, 2/15/2031 (a)	657,000	680,894
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	40,000	37,838
4.75%, 10/15/2029 (a)	162,000	157,745
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	375,000	371,009
Brink's Co. (The)
4.63%, 10/15/2027 (a)	78,000	76,956
6.50%, 6/15/2029 (a)	340,000	346,914
6.75%, 6/15/2032 (a)	40,000	41,040
Cimpress plc (Ireland) 7.38%, 9/15/2032 (a)	253,000	235,826
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	567,000	539,943
4.88%, 7/1/2029 (a)	25,000	23,123
Clean Harbors, Inc.
4.88%, 7/15/2027 (a)	60,000	59,432
6.38%, 2/1/2031 (a)	362,000	368,375
CoreCivic, Inc. 8.25%, 4/15/2029	175,000	184,963
Deluxe Corp. 8.00%, 6/1/2029 (a)	297,000	275,631
Enviri Corp. 5.75%, 7/31/2027 (a)	129,000	126,816
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	137,000	135,235
7.75%, 2/15/2028 (a)	14,000	14,471
6.00%, 6/1/2029 (a)	13,000	12,364
8.25%, 8/1/2032 (a)	688,000	685,026
8.38%, 11/15/2032 (a)	101,000	101,339
GEO Group, Inc. (The)
8.63%, 4/15/2029	13,000	13,723
10.25%, 4/15/2031	410,000	449,420
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	210,000	201,876
4.75%, 6/15/2029 (a)	376,000	366,836
4.38%, 8/15/2029 (a)	64,000	61,457
6.75%, 1/15/2031 (a)	337,000	349,570
Interface, Inc. 5.50%, 12/1/2028 (a)	115,000	113,453
Madison IAQ LLC
4.13%, 6/30/2028 (a)	42,000	40,426
5.88%, 6/30/2029 (a)	522,000	504,936

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
OT Midco, Inc. 10.00%, 2/15/2030 (a)	200,000	166,616
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a)	202,000	203,029
7.25%, 3/15/2029 (a)	36,000	35,984
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	729,000	730,816
3.38%, 8/31/2027 (a)	113,000	108,468
6.25%, 1/15/2028 (a)	53,000	52,946
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	360,000	358,366
Reworld Holding Corp. 5.00%, 9/1/2030	456,000	425,196
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (a)	497,000	498,249
Steelcase, Inc. 5.13%, 1/18/2029	162,000	157,232
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	299,000	318,018
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	97,000	95,970
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	344,000	352,713
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	15,000	14,633
6.63%, 4/15/2030 (a)	15,000	15,374
7.38%, 10/1/2031 (a)	565,000	587,873
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	180,000	185,648
		12,682,515
Communications Equipment — 0.5%
Ciena Corp. 4.00%, 1/31/2030 (a)	147,000	136,817
CommScope LLC
8.25%, 3/1/2027 (a)	581,000	579,503
4.75%, 9/1/2029 (a)	446,000	427,059
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	324,000	313,108
CommScope, Inc. 7.13%, 7/1/2028 (a)	34,000	32,699
Viasat, Inc.
5.63%, 4/15/2027 (a)	474,000	466,860
6.50%, 7/15/2028 (a)	19,000	17,439
7.50%, 5/30/2031 (a)	32,000	25,531
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	134,000	123,282
		2,122,298
Construction & Engineering — 0.7%
AECOM 5.13%, 3/15/2027	311,000	310,727
Arcosa, Inc.
4.38%, 4/15/2029 (a)	141,000	134,388
6.88%, 8/15/2032 (a)	193,000	197,919
Artera Services LLC 8.50%, 2/15/2031 (a)	188,000	159,763
ATP Tower Holdings LLC (Chile) 4.05%, 4/27/2026 (a)	277,000	268,801
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	477,000	427,834
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	141,000	140,753
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	175,000	168,373
Fluor Corp. 4.25%, 9/15/2028	135,000	131,591
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	171,000	166,896

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — continued
7.50%, 4/15/2032 (a)	48,000	47,895
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	109,000	102,157
HTA Group Ltd. (Tanzania, United Republic of) 7.50%, 6/4/2029 (a)	213,000	216,521
Pike Corp.
5.50%, 9/1/2028 (a)	307,000	304,487
8.63%, 1/31/2031 (a)	75,000	80,781
Railworks Holdings LP 8.25%, 11/15/2028 (a)	70,000	71,075
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	139,000	154,653
Weekley Homes LLC 4.88%, 9/15/2028 (a)	96,000	92,267
		3,176,881
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	121,000	126,652
Consumer Finance — 2.3%
Ally Financial, Inc.
6.70%, 2/14/2033	84,000	85,433
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.65%, 1/17/2040 (b)	231,000	221,836
Azorra Finance Ltd. 7.75%, 4/15/2030 (a)	141,000	141,932
Bread Financial Holdings, Inc.
9.75%, 3/15/2029 (a)	431,000	459,526
8.38%, 6/15/2035 (a)	39,000	37,865
Cobra AcquisitionCo LLC
6.38%, 11/1/2029 (a)	68,000	57,447
12.25%, 11/1/2029 (a)	149,000	151,929
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	350,000	370,352
Encore Capital Group, Inc.
9.25%, 4/1/2029 (a)	272,000	290,020
8.50%, 5/15/2030 (a)	210,000	222,603
Enova International, Inc. 11.25%, 12/15/2028 (a)	237,000	254,244
EZCORP, Inc. 7.38%, 4/1/2032 (a)	88,000	91,322
FirstCash, Inc.
4.63%, 9/1/2028 (a)	443,000	431,573
5.63%, 1/1/2030 (a)	22,000	21,845
6.88%, 3/1/2032 (a)	79,000	80,976
GGAM Finance Ltd. (Ireland) 8.00%, 2/15/2027 (a)	701,000	721,319
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 8.75%, 9/1/2027 (a)	365,000	369,106
goeasy Ltd. (Canada)
7.63%, 7/1/2029 (a)	54,000	54,555
6.88%, 5/15/2030 (a)	50,000	49,374
7.38%, 10/1/2030 (a)	544,000	543,515
LFS Topco LLC 5.88%, 10/15/2026 (a)	57,000	56,478
Navient Corp.
6.75%, 6/15/2026	5,000	5,063
4.88%, 3/15/2028	441,000	430,221
5.63%, 8/1/2033	846,000	744,179
OneMain Finance Corp.
3.50%, 1/15/2027	443,000	429,219
3.88%, 9/15/2028	324,000	303,805

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
9.00%, 1/15/2029	30,000	31,442
6.63%, 5/15/2029	175,000	176,951
5.38%, 11/15/2029	1,123,000	1,088,047
7.88%, 3/15/2030	185,000	193,325
4.00%, 9/15/2030	335,000	301,425
7.13%, 11/15/2031	57,000	57,997
PRA Group, Inc.
5.00%, 10/1/2029 (a)	69,000	61,897
8.88%, 1/31/2030 (a)	353,000	361,838
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	211,000	200,437
Rfna LP 7.88%, 2/15/2030 (a)	250,000	250,625
SLM Corp.
3.13%, 11/2/2026	332,000	324,046
6.50%, 1/31/2030	15,000	15,467
Synchrony Financial 7.25%, 2/2/2033	255,000	260,615
TrueNoord Capital DAC (Ireland) 8.75%, 3/1/2030 (a)	148,000	153,481
		10,103,330
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc.
5.88%, 2/15/2028 (a)	655,000	654,413
6.50%, 2/15/2028 (a)	182,000	185,673
3.50%, 3/15/2029 (a)	145,000	136,232
4.88%, 2/15/2030 (a)	827,000	804,465
6.25%, 3/15/2033 (a)	15,000	15,228
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	128,000	108,927
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	127,000	116,255
KeHE Distributors LLC 9.00%, 2/15/2029 (a)	353,000	368,001
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	1,059,000	1,009,368
Rite Aid Corp.
8.00%, 10/18/2024 ‡	78,094	—
8.00%, 11/15/2026 ‡ (g)	279,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (b) (g)	29,119	—
Series A, 15.00%, 8/30/2031 ‡ (g)	84,019	—
Series B, 15.00%, 8/30/2031 ‡ (g)	39,743	—
Safeway, Inc. 7.25%, 2/1/2031	58,000	60,094
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	149,000	148,012
US Foods, Inc.
6.88%, 9/15/2028 (a)	65,000	66,835
4.75%, 2/15/2029 (a)	742,000	725,605
4.63%, 6/1/2030 (a)	153,000	147,165
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	543,000	530,998
8.13%, 8/15/2029	242,000	253,559
3.20%, 4/15/2030	120,000	114,257
4.50%, 11/18/2034	233,000	221,231

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
4.65%, 6/1/2046	175,000	157,875
4.10%, 4/15/2050	123,000	104,505
		5,928,698
Containers & Packaging — 2.3%
ARD Finance SA (Luxembourg) 6.50% (Cash), 6/30/2027 (a) (c)	504,653	17,663
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	200,000	183,928
4.00%, 9/1/2029 (a)	561,000	497,684
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	377,000	342,719
5.25%, 8/15/2027 (a)	683,000	310,765
Ball Corp.
6.88%, 3/15/2028	647,000	662,644
6.00%, 6/15/2029	371,000	378,347
2.88%, 8/15/2030	20,000	17,726
Cascades, Inc. (Canada) 5.38%, 1/15/2028 (a)	160,000	157,611
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	559,000	563,790
8.75%, 4/15/2030 (a)	175,000	178,960
6.75%, 4/15/2032 (a)	397,000	401,200
Crown Americas LLC
4.25%, 9/30/2026	116,000	114,748
5.25%, 4/1/2030	503,000	501,108
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	181,000	177,707
Graphic Packaging International LLC
3.50%, 3/15/2028 (a)	15,000	14,229
6.38%, 7/15/2032 (a)	578,000	578,854
Intelligent Packaging Ltd. Finco, Inc. (Canada) 6.00%, 9/15/2028 (a)	217,000	216,931
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	148,000	130,215
LABL, Inc.
10.50%, 7/15/2027 (a)	28,000	26,589
9.50%, 11/1/2028 (a)	146,000	131,484
8.25%, 11/1/2029 (a)	100,000	80,750
8.63%, 10/1/2031 (a)	618,000	511,668
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	1,067,000	1,077,122
9.25%, 4/15/2027 (a)	197,000	194,063
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027 (a)	499,000	499,251
7.38%, 6/1/2032 (a)	151,000	150,274
Sealed Air Corp.
6.13%, 2/1/2028 (a)	345,000	348,860
6.50%, 7/15/2032 (a)	15,000	15,362
6.88%, 7/15/2033 (a)	556,000	582,422
Silgan Holdings, Inc. 4.13%, 2/1/2028	161,000	156,371
Toucan FinCo. Ltd. (Canada) 9.50%, 5/15/2030 (a)	307,000	305,184

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	213,000	222,725
TriMas Corp. 4.13%, 4/15/2029 (a)	94,000	88,474
		9,837,428
Distributors — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	297,000	286,748
Dealer Tire LLC 8.00%, 2/1/2028 (a)	180,000	175,907
Gates Corp. 6.88%, 7/1/2029 (a)	176,000	180,358
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	320,000	326,818
7.75%, 3/15/2031 (a)	127,000	132,944
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	294,000	296,418
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	177,000	170,176
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	216,000	228,553
		1,797,922
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	99,000	98,219
Belron UK Finance plc (United Kingdom) 5.75%, 10/15/2029 (a)	306,000	307,146
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	201,000	188,088
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	183,000	170,449
Graham Holdings Co. 5.75%, 6/1/2026 (a)	147,000	146,784
Matthews International Corp. 8.63%, 10/1/2027 (a)	69,000	71,698
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	249,000	236,694
Service Corp. International
4.63%, 12/15/2027	13,000	12,803
5.13%, 6/1/2029	25,000	24,694
3.38%, 8/15/2030	936,000	848,922
5.75%, 10/15/2032	273,000	271,291
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	107,000	41,195
Sotheby's 7.38%, 10/15/2027 (a)	282,000	277,687
StoneMor, Inc. 8.50%, 5/15/2029 (a)	148,000	136,425
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	346,000	359,944
		3,192,039
Diversified REITs — 0.5%
Global Net Lease, Inc.
3.75%, 12/15/2027 (a)	141,000	133,843
4.50%, 9/30/2028 (a)	189,000	181,246
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	68,000	64,328
Uniti Group LP
10.50%, 2/15/2028 (a)	1,382,000	1,466,135
4.75%, 4/15/2028 (a)	15,000	14,591
6.50%, 2/15/2029 (a)	63,000	59,399
6.00%, 1/15/2030 (a)	82,000	74,703
Vornado Realty LP
2.15%, 6/1/2026	15,000	14,504
3.40%, 6/1/2031	238,000	204,556
		2,213,305

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — 5.8%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	810,000	634,212
5.75%, 8/15/2029 (a)	342,000	261,405
Altice France SA (France)
5.50%, 1/15/2028 (a)	1,516,000	1,304,993
5.13%, 1/15/2029 (a)	305,000	256,123
5.13%, 7/15/2029 (a)	600,000	506,288
5.50%, 10/15/2029 (a)	257,000	218,345
Bell Telephone Co. of Canada or Bell Canada (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 9/15/2055 (b)	657,000	661,247
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 7.00%, 9/15/2055 (b)	89,000	89,240
British Telecommunications plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.25%, 11/23/2081 (a) (b)	330,000	320,718
CCO Holdings LLC
5.00%, 2/1/2028 (a)	15,000	14,712
5.38%, 6/1/2029 (a)	2,512,000	2,477,298
4.75%, 3/1/2030 (a)	1,621,000	1,547,389
4.50%, 8/15/2030 (a)	659,000	617,912
4.25%, 2/1/2031 (a)	15,000	13,739
7.38%, 3/1/2031 (a)	1,739,000	1,799,865
4.50%, 6/1/2033 (a)	808,000	718,653
4.25%, 1/15/2034 (a)	1,111,000	959,052
Consolidated Communications, Inc.
5.00%, 10/1/2028 (a)	140,000	141,410
6.50%, 10/1/2028 (a)	202,000	206,104
Embarq LLC 8.00%, 6/1/2036	369,000	173,430
Fibercop SpA (Italy)
6.00%, 9/30/2034 (a)	387,000	362,383
7.72%, 6/4/2038 (a)	350,000	348,714
Frontier Communications Holdings LLC
6.75%, 5/1/2029 (a)	1,264,000	1,281,294
6.00%, 1/15/2030 (a)	439,000	444,829
8.75%, 5/15/2030 (a)	503,000	528,541
8.63%, 3/15/2031 (a)	15,000	15,970
Frontier Florida LLC Series E, 6.86%, 2/1/2028	206,000	212,180
GCI LLC 4.75%, 10/15/2028 (a)	208,000	195,627
Iliad Holding SASU (France)
7.00%, 10/15/2028 (a)	631,000	641,042
7.00%, 4/15/2032 (a)	203,000	204,305
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	915,000	899,801
Level 3 Financing, Inc.
3.63%, 1/15/2029 (a)	11,000	9,130
11.00%, 11/15/2029 (a)	129,000	146,340
10.50%, 5/15/2030 (a)	154,000	168,438
3.88%, 10/15/2030 (a)	98,000	82,565
10.75%, 12/15/2030 (a)	805,000	907,637
4.00%, 4/15/2031 (a)	937,000	775,367

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Lumen Technologies, Inc.
4.50%, 1/15/2029 (a)	452,000	400,020
4.13%, 4/15/2030 (a)	12,000	11,655
Series P, 7.60%, 9/15/2039	683,000	577,135
Telecom Italia Capital SA (Italy)
6.00%, 9/30/2034	50,000	48,965
7.20%, 7/18/2036	15,000	15,595
7.72%, 6/4/2038	550,000	573,722
Telesat Canada (Canada)
5.63%, 12/6/2026 (a)	364,000	215,846
4.88%, 6/1/2027 (a)	65,000	37,155
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	1,833,000	1,783,224
Windstream Escrow LLC 7.75%, 8/15/2028 ‡	1,353	17
Windstream Services LLC 8.25%, 10/1/2031 (a)	687,000	714,992
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	756,000	711,179
		25,235,803
Electric Utilities — 2.0%
Alpha Generation LLC 6.75%, 10/15/2032 (a)	368,000	375,202
DPL, Inc. 4.35%, 4/15/2029	349,000	335,896
Edison International
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (b)	202,000	199,561
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.66%), 7.88%, 6/15/2054 (b)	113,000	108,720
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (b)	503,000	505,471
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 7.63%, 12/15/2054 (b)	88,000	89,970
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	140,000	127,528
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	211,000	212,644
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	152,000	141,999
5.25%, 6/15/2029 (a)	737,000	728,322
5.75%, 7/15/2029 (a)	849,000	839,855
3.63%, 2/15/2031 (a)	15,000	13,602
3.88%, 2/15/2032 (a)	111,000	100,329
6.00%, 2/1/2033 (a)	29,000	28,737
6.25%, 11/1/2034 (a)	50,000	50,017
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	216,000	207,265
PG&E Corp.
5.25%, 7/1/2030	475,000	460,874
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	632,000	618,864
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a)	76,000	73,471
7.75%, 10/15/2031 (a)	1,116,000	1,183,337
6.88%, 4/15/2032 (a)	929,000	966,478
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/2027 (a)	119,000	115,115
7.25%, 1/15/2029 (a)	813,000	816,989
8.63%, 3/15/2033 (a)	165,000	173,084
		8,473,330

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electrical Equipment — 0.3%
Atkore, Inc. 4.25%, 6/1/2031 (a)	145,000	131,707
EnerSys
4.38%, 12/15/2027 (a)	22,000	21,288
6.63%, 1/15/2032 (a)	161,000	164,338
Sensata Technologies BV
4.00%, 4/15/2029 (a)	301,000	282,549
5.88%, 9/1/2030 (a)	335,000	331,301
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	228,000	220,882
		1,152,065
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (a)	315,000	305,224
Crane NXT Co. 4.20%, 3/15/2048	124,000	74,106
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	177,000	180,352
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	269,000	252,913
3.75%, 2/15/2031 (a)	90,000	79,914
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	178,000	169,186
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	177,000	180,155
		1,241,850
Energy Equipment & Services — 1.7%
Archrock Partners LP
6.88%, 4/1/2027 (a)	36,000	36,052
6.25%, 4/1/2028 (a)	447,000	446,274
6.63%, 9/1/2032 (a)	103,000	103,542
Aris Water Holdings LLC 7.25%, 4/1/2030 (a)	210,000	211,136
Borr IHC Ltd. (Mexico)
10.00%, 11/15/2028 (a)	179,830	154,878
10.38%, 11/15/2030 (a)	430,576	348,737
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	112,000	111,672
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	141,000	141,246
Enerflex Ltd. (Canada) 9.00%, 10/15/2027 (a)	196,000	201,377
Global Marine, Inc. 7.00%, 6/1/2028	57,000	51,300
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	69,000	71,555
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	241,000	246,980
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	669,000	642,273
Nine Energy Service, Inc. 13.00%, 2/1/2028	182,000	103,740
Noble Finance II LLC 8.00%, 4/15/2030 (a)	416,000	414,521
Oceaneering International, Inc. 6.00%, 2/1/2028	68,000	67,084
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	147,000	141,166
Seadrill Finance Ltd. (Norway) 8.38%, 8/1/2030 (a)	399,000	390,916
Star Holding LLC 8.75%, 8/1/2031 (a)	82,000	73,983
TGS ASA (Norway) 8.50%, 1/15/2030 (a)	169,000	171,951
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	64,575	64,650
Transocean, Inc.
8.00%, 2/1/2027 (a)	684,000	668,694
8.25%, 5/15/2029 (a)	477,000	430,155
7.50%, 4/15/2031	398,000	312,873

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
6.80%, 3/15/2038	220,000	149,946
USA Compression Partners LP 6.88%, 9/1/2027	572,000	571,793
Valaris Ltd. 8.38%, 4/30/2030 (a)	302,000	303,174
Vallourec SACA (France) 7.50%, 4/15/2032 (a)	395,000	412,155
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	473,000	480,456
		7,524,279
Entertainment — 0.6%
Allen Media LLC 10.50%, 2/15/2028 (a)	184,000	66,240
AMC Entertainment Holdings, Inc.
10.00% (Cash), 6/15/2026 (a) (c)	160,000	157,574
7.50%, 2/15/2029 (a)	150,000	117,225
Banijay Entertainment SAS (France) 8.13%, 5/1/2029 (a)	389,000	403,676
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	21,000	20,717
7.00%, 8/1/2032 (a)	346,000	355,941
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (a)	773,000	760,958
3.75%, 1/15/2028 (a)	60,000	57,606
Odeon Finco plc (United Kingdom) 12.75%, 11/1/2027 (a)	305,000	315,598
ROBLOX Corp. 3.88%, 5/1/2030 (a)	343,000	319,022
Starz Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	230,000	204,685
		2,779,242
Financial Services — 2.9%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	136,000	126,725
Benteler International AG (Austria) 10.50%, 5/15/2028 (a)	241,000	253,213
Block, Inc.
2.75%, 6/1/2026	20,000	19,503
3.50%, 6/1/2031	100,000	90,358
6.50%, 5/15/2032	1,088,000	1,111,922
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	807,000	853,854
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	418,000	445,341
CPI CG, Inc. 10.00%, 7/15/2029 (a)	15,000	15,825
Freedom Mortgage Corp.
7.63%, 5/1/2026 (a)	369,000	368,347
12.25%, 10/1/2030 (a)	791,000	874,222
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a)	79,000	81,451
8.38%, 4/1/2032 (a)	99,000	97,780
Jefferies Finance LLC
5.00%, 8/15/2028 (a)	317,000	300,313
6.63%, 10/15/2031 (a)	200,000	197,984
Jefferson Capital Holdings LLC
6.00%, 8/15/2026 (a)	13,000	12,938
9.50%, 2/15/2029 (a)	184,000	195,166
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	279,000	227,944
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	416,000	404,450
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	152,000	134,206

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	295,000	295,044
5.75%, 11/15/2031 (a)	420,000	420,659
7.13%, 2/1/2032 (a)	643,000	669,551
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	426,000	465,328
Oxford Finance LLC 6.38%, 2/1/2027 (a)	122,000	121,154
Paysafe Finance plc 4.00%, 6/15/2029 (a)	128,000	118,230
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (a)	675,000	710,965
7.13%, 11/15/2030 (a)	15,000	15,331
5.75%, 9/15/2031 (a)	344,000	331,303
6.88%, 2/15/2033 (a)	15,000	15,081
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (a)	156,000	153,189
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	172,000	169,471
Provident Funding Associates LP 9.75%, 9/15/2029 (a)	149,000	155,002
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	409,000	396,092
3.63%, 3/1/2029 (a)	15,000	13,995
3.88%, 3/1/2031 (a)	156,000	141,151
4.00%, 10/15/2033 (a)	737,000	636,664
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	481,000	490,763
Stena International SA (Sweden) 7.25%, 1/15/2031 (a)	528,000	529,888
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (a)	247,000	243,471
5.50%, 4/15/2029 (a)	197,000	188,589
UWM Holdings LLC 6.63%, 2/1/2030 (a)	257,000	251,968
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	117,000	118,473
WEX, Inc. 6.50%, 3/15/2033 (a)	111,000	109,785
		12,572,689
Food Products — 1.4%
B&G Foods, Inc.
5.25%, 9/15/2027	296,000	259,560
8.00%, 9/15/2028 (a)	121,000	114,035
Chobani LLC
4.63%, 11/15/2028 (a)	55,000	53,580
7.63%, 7/1/2029 (a)	433,000	454,029
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	436,000	432,942
6.00%, 6/15/2030 (a)	37,000	37,062
Fiesta Purchaser, Inc. 9.63%, 9/15/2032 (a)	318,000	332,667
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	405,000	381,933
4.38%, 1/31/2032 (a)	282,000	260,131
Pilgrim's Pride Corp.
4.25%, 4/15/2031	915,000	865,978
3.50%, 3/1/2032	53,000	46,941
6.25%, 7/1/2033	30,000	31,095

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
6.88%, 5/15/2034	64,000	68,960
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	1,264,000	1,196,226
4.50%, 9/15/2031 (a)	779,000	710,307
6.25%, 10/15/2034 (a)	61,000	60,255
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	228,000	212,418
TreeHouse Foods, Inc. 4.00%, 9/1/2028	175,000	159,387
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	273,000	257,384
		5,934,890
Gas Utilities — 0.3%
AltaGas Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.20%, 10/15/2054 (a) (b)	273,000	267,004
AmeriGas Partners LP 5.75%, 5/20/2027	15,000	14,680
Ferrellgas LP
5.38%, 4/1/2026 (a)	6,000	5,910
5.88%, 4/1/2029 (a)	534,000	483,482
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	303,000	282,237
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	212,000	201,542
		1,254,855
Ground Transportation — 1.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	611,000	602,851
4.75%, 4/1/2028 (a)	15,000	14,367
5.38%, 3/1/2029 (a)	200,000	188,582
8.25%, 1/15/2030 (a)	75,000	76,283
8.00%, 2/15/2031 (a)	75,000	75,903
8.38%, 6/15/2032 (a)	157,000	158,182
Brightline East LLC 11.00%, 1/31/2030 (a)	332,000	239,040
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	212,000	181,440
Clue Opco LLC 9.50%, 10/15/2031 (a)	250,000	257,392
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	127,000	127,975
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	286,000	296,907
8.63%, 5/15/2032 (a)	10,000	10,486
8.00%, 3/15/2033 (a)	376,000	386,311
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	162,000	151,456
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	226,000	229,526
Herc Holdings Escrow, Inc. 7.25%, 6/15/2033 (a)	720,000	741,018
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	265,000	234,020
12.63%, 7/15/2029 (a)	623,000	634,359
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	248,000	233,637
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	244,000	229,522
Watco Cos. LLC 7.13%, 8/1/2032 (a)	217,000	223,339
XPO CNW, Inc. 6.70%, 5/1/2034	113,000	115,825

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
XPO, Inc.
7.13%, 6/1/2031 (a)	51,000	52,804
7.13%, 2/1/2032 (a)	286,000	296,852
		5,758,077
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	744,000	725,116
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	459,000	474,542
Embecta Corp. 5.00%, 2/15/2030 (a)	180,000	160,103
Hologic, Inc. 3.25%, 2/15/2029 (a)	437,000	417,502
Insulet Corp. 6.50%, 4/1/2033 (a)	148,000	152,182
Medline Borrower LP
3.88%, 4/1/2029 (a)	2,499,000	2,355,224
6.25%, 4/1/2029 (a)	61,000	62,071
5.25%, 10/1/2029 (a)	109,000	106,521
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	125,000	130,341
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	211,000	219,170
Teleflex, Inc.
4.63%, 11/15/2027	318,000	313,089
4.25%, 6/1/2028 (a)	17,000	16,418
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	138,000	137,361
		5,269,640
Health Care Providers & Services — 4.4%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	328,000	311,543
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	326,000	321,233
5.00%, 4/15/2029 (a)	142,000	135,946
7.38%, 3/15/2033 (a)	14,000	14,265
AdaptHealth LLC
6.13%, 8/1/2028 (a)	378,000	374,099
4.63%, 8/1/2029 (a)	30,000	27,708
5.13%, 3/1/2030 (a)	45,000	41,586
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	108,000	103,461
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	621,000	611,897
6.00%, 1/15/2029 (a)	42,000	40,353
6.88%, 4/15/2029 (a)	263,000	219,818
6.13%, 4/1/2030 (a)	302,000	233,298
5.25%, 5/15/2030 (a)	358,000	322,395
4.75%, 2/15/2031 (a)	590,000	505,014
10.88%, 1/15/2032 (a)	1,087,000	1,158,600
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	224,000	230,457
CVS Health Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.52%), 6.75%, 12/10/2054 (b)	257,000	250,162
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.00%, 3/10/2055 (b)	667,000	671,847
DaVita, Inc.
4.63%, 6/1/2030 (a)	565,000	527,959
3.75%, 2/15/2031 (a)	1,184,000	1,048,687

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
6.88%, 9/1/2032 (a)	7,000	7,111
Encompass Health Corp.
4.50%, 2/1/2028	476,000	468,847
4.63%, 4/1/2031	171,000	163,049
Global Medical Response, Inc. 9.50% (Blend (Cash 8.75% + PIK 0.75%)), 10/31/2028 (a) (c)	204,039	203,903
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	203,000	202,175
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	226,000	215,843
Heartland Dental LLC 10.50%, 4/30/2028 (a)	187,000	197,616
Kedrion SpA (Italy) 6.50%, 9/1/2029 (a)	380,000	365,619
LifePoint Health, Inc.
5.38%, 1/15/2029 (a)	529,000	499,627
11.00%, 10/15/2030 (a)	133,000	146,212
8.38%, 2/15/2032 (a)	451,000	474,716
10.00%, 6/1/2032 (a)	194,000	202,939
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	281,000	272,570
3.88%, 11/15/2030 (a)	660,000	603,434
3.88%, 5/15/2032 (a)	58,000	51,798
6.25%, 1/15/2033 (a)	36,000	35,942
MPH Acquisition Holdings LLC
5.75%, 12/31/2030 (a)	410,000	326,975
11.50% (Blend (Cash 6.50% + PIK 5.00%)), 12/31/2030 (a) (c)	15,000	14,538
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	179,000	170,646
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	101,000	82,551
6.63%, 4/1/2030 (a)	613,000	519,131
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	141,000	136,494
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	495,000	502,915
Radiology Partners, Inc. 7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (a) (c)	399,988	395,455
Select Medical Corp. 6.25%, 12/1/2032 (a)	265,000	262,628
Star Parent, Inc. 9.00%, 10/1/2030 (a)	305,000	315,239
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	271,000	270,477
Tenet Healthcare Corp.
5.13%, 11/1/2027	45,000	44,720
4.63%, 6/15/2028	133,000	130,417
6.13%, 10/1/2028	1,037,000	1,038,507
4.25%, 6/1/2029	563,000	540,611
6.75%, 5/15/2031	2,141,000	2,205,341
6.88%, 11/15/2031	80,000	83,870
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028	235,000	229,865
6.02%, 11/15/2048	6,000	5,265
US Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	338,000	343,540
		18,880,914
Health Care REITs — 0.4%
Diversified Healthcare Trust
4.75%, 2/15/2028	226,000	207,650

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
4.38%, 3/1/2031	99,000	81,532
MPT Operating Partnership LP
5.00%, 10/15/2027	768,000	671,201
4.63%, 8/1/2029	60,000	45,479
3.50%, 3/15/2031	863,000	566,204
		1,572,066
Health Care Technology — 0.2%
IQVIA, Inc. 6.50%, 5/15/2030 (a)	732,000	747,625
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC
4.88%, 5/15/2029 (a)	612,000	578,859
7.00%, 2/1/2030 (a)	46,000	46,338
Pebblebrook Hotel LP 6.38%, 10/15/2029 (a)	133,000	132,249
RHP Hotel Properties LP
4.75%, 10/15/2027	120,000	118,578
4.50%, 2/15/2029 (a)	413,000	398,730
6.50%, 4/1/2032 (a)	347,000	351,763
6.50%, 6/15/2033 (a)	90,000	91,531
RLJ Lodging Trust LP
3.75%, 7/1/2026 (a)	15,000	14,760
4.00%, 9/15/2029 (a)	285,000	260,563
Service Properties Trust
4.75%, 10/1/2026	41,000	40,353
4.95%, 2/15/2027	88,000	84,790
5.50%, 12/15/2027	676,000	652,340
4.95%, 10/1/2029	20,000	16,708
4.38%, 2/15/2030	82,000	66,104
8.88%, 6/15/2032	550,000	549,897
XHR LP 4.88%, 6/1/2029 (a)	248,000	235,515
		3,639,078
Hotels, Restaurants & Leisure — 7.0%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	584,000	565,285
4.38%, 1/15/2028 (a)	475,000	462,943
3.50%, 2/15/2029 (a)	76,000	71,669
4.00%, 10/15/2030 (a)	1,367,000	1,257,186
Acushnet Co. 7.38%, 10/15/2028 (a)	82,000	84,969
Affinity Interactive 6.88%, 12/15/2027 (a)	149,000	110,752
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	117,000	103,608
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	604,000	565,687
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	192,000	184,511
Brinker International, Inc. 8.25%, 7/15/2030 (a)	99,000	104,762
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	44,000	44,065
4.63%, 10/15/2029 (a)	580,000	541,633
7.00%, 2/15/2030 (a)	745,000	764,467
6.50%, 2/15/2032 (a)	493,000	496,966

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
6.00%, 10/15/2032 (a)	161,000	154,445
Carnival Corp.
5.75%, 3/1/2027 (a)	788,000	789,971
6.00%, 5/1/2029 (a)	673,000	674,774
5.75%, 3/15/2030 (a)	965,000	967,240
5.88%, 6/15/2031 (a)	52,000	52,031
6.13%, 2/15/2033 (a)	269,000	269,664
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	190,000	186,911
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	260,000	259,097
5.75%, 4/1/2030 (a)	698,000	688,171
6.75%, 5/1/2031 (a)	22,000	22,406
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	236,000	232,481
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	97,000	97,731
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	389,000	364,839
6.75%, 1/15/2030 (a)	345,000	313,322
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	145,000	138,716
Genting New York LLC 7.25%, 10/1/2029 (a)	200,000	202,258
Great Canadian Gaming Corp. (Canada) 8.75%, 11/15/2029 (a)	190,000	184,492
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	610,000	576,307
4.88%, 1/15/2030	558,000	546,923
3.63%, 2/15/2032 (a)	1,265,000	1,125,913
Hilton Grand Vacations Borrower LLC 4.88%, 7/1/2031 (a)	688,000	616,914
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	5,000	4,984
International Game Technology plc
4.13%, 4/15/2026 (a)	445,000	441,703
5.25%, 1/15/2029 (a)	200,000	196,747
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	182,000	172,445
Life Time, Inc. 6.00%, 11/15/2031 (a)	140,000	140,313
Light & Wonder International, Inc.
7.00%, 5/15/2028 (a)	542,000	542,518
7.25%, 11/15/2029 (a)	38,000	39,096
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	162,000	166,891
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	15,000	14,952
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	187,000	140,868
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	207,000	200,435
4.50%, 6/15/2029 (a)	82,000	76,985
Merlin Entertainments Group US Holdings, Inc. (United Kingdom) 7.38%, 2/15/2031 (a)	210,000	191,607
MGM Resorts International
4.75%, 10/15/2028	492,000	481,231
6.13%, 9/15/2029	63,000	63,300
6.50%, 4/15/2032	561,000	559,907
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	199,000	190,681
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030 (a)	220,000	223,880

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
11.88%, 4/15/2031 (a)	229,000	237,677
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	254,000	240,042
Motion Finco Sarl (United Kingdom) 8.38%, 2/15/2032 (a)	460,000	425,265
NCL Corp. Ltd.
5.88%, 2/15/2027 (a)	707,000	707,165
8.13%, 1/15/2029 (a)	140,000	147,406
7.75%, 2/15/2029 (a)	9,000	9,463
6.25%, 3/1/2030 (a)	29,000	28,689
6.75%, 2/1/2032 (a)	746,000	746,139
Ontario Gaming GTA LP (Canada) 8.00%, 8/1/2030 (a)	148,000	146,297
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	96,000	89,153
Penn Entertainment, Inc.
5.63%, 1/15/2027 (a)	32,000	31,571
4.13%, 7/1/2029 (a)	246,000	219,725
Premier Entertainment Sub LLC
5.63%, 9/1/2029 (a)	319,000	211,338
5.88%, 9/1/2031 (a)	143,000	85,085
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	229,000	243,018
Resorts World Las Vegas LLC
4.63%, 4/16/2029 (a)	200,000	174,302
4.63%, 4/6/2031 (a)	500,000	401,990
Rivers Enterprise Borrower LLC 6.63%, 2/1/2033 (a)	171,000	168,696
Sabre GLBL, Inc.
8.63%, 6/1/2027 (a)	524,000	538,816
11.13%, 7/15/2030 (a)	313,000	321,138
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	275,000	260,692
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	234,000	224,930
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	218,000	217,514
5.25%, 7/15/2029	53,000	51,457
7.25%, 5/15/2031 (a)	579,000	591,630
6.63%, 5/1/2032 (a)	236,000	240,604
Speedway Motorsports LLC 4.88%, 11/1/2027 (a)	101,000	99,237
Station Casinos LLC
4.50%, 2/15/2028 (a)	52,000	50,432
4.63%, 12/1/2031 (a)	62,000	56,757
6.63%, 3/15/2032 (a)	430,000	430,590
TKC Holdings, Inc.
6.88%, 5/15/2028 (a)	121,000	120,349
10.50%, 5/15/2029 (a)	244,000	250,835
Travel + Leisure Co.
6.63%, 7/31/2026 (a)	484,000	488,994
6.00%, 4/1/2027 (f)	164,000	165,179
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	207,000	212,051
Viking Cruises Ltd.
7.00%, 2/15/2029 (a)	573,000	576,993
9.13%, 7/15/2031 (a)	94,000	100,925
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	297,000	292,955

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	126,000	121,923
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	300,000	298,645
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a)	695,000	728,956
6.25%, 3/15/2033 (a)	70,000	69,233
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	15,000	14,669
3.63%, 3/15/2031	476,000	432,683
4.63%, 1/31/2032	253,000	239,916
5.38%, 4/1/2032	876,000	865,858
6.88%, 11/15/2037	77,000	81,578
5.35%, 11/1/2043	15,000	13,940
		30,144,152
Household Durables — 1.5%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	117,000	117,876
Ashton Woods USA LLC
6.63%, 1/15/2028 (a)	123,000	123,515
4.63%, 4/1/2030 (a)	204,000	191,265
Beazer Homes USA, Inc.
5.88%, 10/15/2027	219,000	216,826
7.25%, 10/15/2029	122,000	120,912
Brookfield Residential Properties, Inc. (Canada) 6.25%, 9/15/2027 (a)	432,000	425,304
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	290,000	240,700
Century Communities, Inc.
6.75%, 6/1/2027	19,000	18,999
3.88%, 8/15/2029 (a)	316,000	286,442
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	91,000	93,651
Empire Communities Corp. (Canada) 9.75%, 5/1/2029 (a)	170,000	170,637
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	72,000	71,526
K. Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	108,000	116,321
KB Home 6.88%, 6/15/2027	385,000	395,242
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	69,000	71,859
LGI Homes, Inc.
8.75%, 12/15/2028 (a)	46,000	47,341
4.00%, 7/15/2029 (a)	55,000	48,710
7.00%, 11/15/2032 (a)	280,000	260,019
M/I Homes, Inc.
4.95%, 2/1/2028	178,000	175,603
3.95%, 2/15/2030	15,000	13,810
Mattamy Group Corp. (Canada)
5.25%, 12/15/2027 (a)	145,000	144,212
4.63%, 3/1/2030 (a)	212,000	199,573
New Home Co., Inc. (The) 9.25%, 10/1/2029 (a)	107,000	110,505
Newell Brands, Inc.
5.70%, 4/1/2026 (f)	50,000	50,353
6.38%, 9/15/2027	50,000	50,101
6.63%, 9/15/2029	201,000	194,304

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
6.63%, 5/15/2032	877,000	809,197
7.00%, 4/1/2046 (f)	199,000	161,803
Shea Homes LP 4.75%, 2/15/2028	197,000	191,582
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	477,000	449,269
3.88%, 10/15/2031 (a)	40,000	35,599
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	48,000	18,726
Taylor Morrison Communities, Inc.
5.75%, 1/15/2028 (a)	15,000	15,089
5.13%, 8/1/2030 (a)	456,000	444,606
TopBuild Corp. 4.13%, 2/15/2032 (a)	290,000	262,999
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	171,000	170,439
		6,514,915
Household Products — 0.3%
Central Garden & Pet Co.
4.13%, 10/15/2030	363,000	335,695
4.13%, 4/30/2031 (a)	25,000	22,789
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	509,000	490,814
4.38%, 3/31/2029 (a)	10,000	9,393
Kronos Acquisition Holdings, Inc. (Canada)
8.25%, 6/30/2031 (a)	40,000	34,987
10.75%, 6/30/2032 (a)	310,000	206,955
		1,100,633
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp. (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 7.60%, 1/15/2055 (b)	243,000	244,923
Atlantica Sustainable Infrastructure Ltd. (Spain) 4.13%, 6/15/2028 (a)	443,000	424,057
Calpine Corp.
4.50%, 2/15/2028 (a)	688,000	674,794
5.13%, 3/15/2028 (a)	161,000	159,600
5.00%, 2/1/2031 (a)	55,000	53,342
3.75%, 3/1/2031 (a)	744,000	690,401
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	589,000	575,536
3.75%, 2/15/2031 (a)	28,000	25,270
3.75%, 1/15/2032 (a)	53,000	46,554
Lightning Power LLC 7.25%, 8/15/2032 (a)	499,000	523,179
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	379,000	404,754
TransAlta Corp. (Canada) 6.50%, 3/15/2040	258,000	235,116
		4,057,526
Insurance — 2.6%
Acrisure LLC
8.25%, 2/1/2029 (a)	1,062,000	1,098,235
4.25%, 2/15/2029 (a)	61,000	58,463
8.50%, 6/15/2029 (a)	15,000	15,676
6.00%, 8/1/2029 (a)	5,000	4,840

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	50,000	48,592
6.75%, 10/15/2027 (a)	14,000	13,995
6.75%, 4/15/2028 (a)	787,000	798,021
7.00%, 1/15/2031 (a)	466,000	476,645
6.50%, 10/1/2031 (a)	696,000	701,572
7.38%, 10/1/2032 (a)	166,000	170,629
AmWINS Group, Inc. 6.38%, 2/15/2029 (a)	418,000	423,856
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	230,000	227,564
Ardonagh Finco Ltd. (United Kingdom) 7.75%, 2/15/2031 (a)	316,000	326,736
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%, 2/15/2032 (a)	474,000	489,850
Assurant, Inc. (3-MONTH SOFR + 4.14%), 7.00%, 3/27/2048 (b)	150,000	152,161
AssuredPartners, Inc. 7.50%, 2/15/2032 (a)	279,000	298,657
Baldwin Insurance Group Holdings LLC 7.13%, 5/15/2031 (a)	207,000	213,402
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	248,000	244,197
Global Atlantic Fin Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.95%, 10/15/2054 (a) (b)	412,000	422,663
Howden UK Refinance plc (United Kingdom) 7.25%, 2/15/2031 (a)	553,000	567,747
HUB International Ltd.
7.25%, 6/15/2030 (a)	1,142,000	1,189,304
7.38%, 1/31/2032 (a)	595,000	620,941
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 3/15/2030 (a)	348,000	365,457
10.50%, 12/15/2030 (a)	60,000	64,364
Liberty Mutual Group, Inc.
7.80%, 3/15/2037 (a)	57,000	64,337
4.30%, 2/1/2061 (a)	643,000	397,476
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	932,000	964,158
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	443,000	440,227
USI, Inc. 7.50%, 1/15/2032 (a)	177,000	185,533
Wilton RE Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 6.00%, 10/22/2030 (a) (b) (d) (e)	98,000	98,735
		11,144,033
Interactive Media & Services — 0.2%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	96,000	95,911
Snap, Inc. 6.88%, 3/1/2033 (a)	493,000	499,382
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	167,000	151,367
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	197,000	169,920
		916,580
IT Services — 0.9%
Acuris Finance US, Inc. 9.00%, 8/1/2029 (a)	400,000	407,600
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	151,000	148,806
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	484,000	442,402
ASGN, Inc. 4.63%, 5/15/2028 (a)	191,000	184,258
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	359,000	346,698
Cogent Communications Group LLC 7.00%, 6/15/2027 (a)	404,000	406,175
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	146,000	134,199

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	630,000	629,293
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	241,000	249,086
ION Trading Technologies Sarl (Luxembourg) 9.50%, 5/30/2029 (a)	374,000	385,615
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (a)	136,000	99,142
Twilio, Inc. 3.88%, 3/15/2031	348,000	320,487
Unisys Corp. 6.88%, 11/1/2027 (a)	140,000	139,333
Virtusa Corp. 7.13%, 12/15/2028 (a)	136,000	131,474
		4,024,568
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	265,000	273,618
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	56,000	53,788
3.75%, 3/15/2029 (a)	49,000	45,389
4.00%, 3/15/2031 (a)	399,000	357,801
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	235,000	195,898
		652,876
Machinery — 1.2%
Amsted Industries, Inc.
4.63%, 5/15/2030 (a)	43,000	41,581
6.38%, 3/15/2033 (a)	255,000	258,823
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	131,000	123,350
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	323,000	343,924
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	561,000	585,572
9.50%, 1/1/2031 (a)	65,000	69,266
Enpro, Inc.
5.75%, 10/15/2026	79,000	78,997
6.13%, 6/1/2033 (a)	172,000	173,279
Esab Corp. 6.25%, 4/15/2029 (a)	208,000	211,505
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	37,000	23,088
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a)	165,000	128,288
Hillenbrand, Inc.
6.25%, 2/15/2029	276,000	276,952
3.75%, 3/1/2031	120,000	105,218
Husky Injection Molding Systems Ltd. (Canada) 9.00%, 2/15/2029 (a)	323,000	330,109
Manitowoc Co., Inc. (The) 9.25%, 10/1/2031 (a)	72,000	75,023
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	127,000	130,124
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	159,000	150,849
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	101,000	97,979
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	141,000	134,607
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	142,000	146,169
Terex Corp.
5.00%, 5/15/2029 (a)	381,000	367,135
6.25%, 10/15/2032 (a)	50,000	49,170
Titan International, Inc. 7.00%, 4/30/2028	223,000	218,981
TK Elevator Holdco GmbH (Germany) 7.63%, 7/15/2028 (a)	328,000	328,456

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	386,000	382,345
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	183,000	190,168
Wabash National Corp. 4.50%, 10/15/2028 (a)	149,000	127,157
Werner FinCo. LP
11.50%, 6/15/2028 (a)	66,000	71,775
14.50% (Blend (Cash 8.75% + PIK 5.75%)), 10/15/2028 (a) (c)	50,000	50,272
		5,270,162
Media — 6.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	213,000	162,678
AMC Networks, Inc.
10.25%, 1/15/2029 (a)	94,000	99,640
4.25%, 2/15/2029	542,000	414,630
Cable One, Inc. 4.00%, 11/15/2030 (a)	198,000	153,344
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	1,320,000	1,291,260
7.50%, 6/1/2029 (a)	290,000	256,375
CMG Media Corp. 8.88%, 6/18/2029 (a)	146,000	134,320
CSC Holdings LLC
5.50%, 4/15/2027 (a)	475,000	449,977
5.38%, 2/1/2028 (a)	646,000	589,163
6.50%, 2/1/2029 (a)	909,000	725,245
5.75%, 1/15/2030 (a)	506,000	255,418
4.13%, 12/1/2030 (a)	399,000	273,815
4.63%, 12/1/2030 (a)	1,278,000	587,880
3.38%, 2/15/2031 (a)	361,000	236,455
4.50%, 11/15/2031 (a)	1,002,000	677,484
Directv Financing LLC
5.88%, 8/15/2027 (a)	1,450,000	1,427,248
8.88%, 2/1/2030 (a)	40,000	39,403
10.00%, 2/15/2031 (a)	413,000	401,995
DISH DBS Corp.
7.75%, 7/1/2026	1,273,000	1,094,486
5.25%, 12/1/2026 (a)	1,270,000	1,172,319
7.38%, 7/1/2028	749,000	514,442
5.75%, 12/1/2028 (a)	375,000	317,354
DISH Network Corp. 11.75%, 11/15/2027 (a)	571,000	589,107
EchoStar Corp.
10.75%, 11/30/2029	1,808,000	1,816,859
6.75% (PIK), 11/30/2030 (c)	547,602	470,732
Gray Media, Inc.
7.00%, 5/15/2027 (a)	436,000	432,985
10.50%, 7/15/2029 (a)	79,000	84,018
5.38%, 11/15/2031 (a)	647,000	461,990
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	444,846	368,103
10.88%, 5/1/2030 (a)	478,291	233,918

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Lamar Media Corp.
3.75%, 2/15/2028	428,000	414,053
4.88%, 1/15/2029	72,000	70,699
4.00%, 2/15/2030	108,000	101,785
3.63%, 1/15/2031	92,000	83,580
LCPR Senior Secured Financing DAC (Puerto Rico) 6.75%, 10/15/2027 (a)	646,000	468,050
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	557,000	550,192
8.00%, 8/1/2029 (a)	67,000	67,172
Midcontinent Communications 8.00%, 8/15/2032 (a)	188,000	194,429
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	1,064,000	1,008,145
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	667,000	664,333
4.75%, 11/1/2028 (a)	208,000	200,114
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	102,000	100,683
4.25%, 1/15/2029 (a)	445,000	420,863
4.63%, 3/15/2030 (a)	110,000	103,197
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (b)	502,000	490,704
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	232,000	198,961
6.50%, 9/15/2028 (a)	378,000	248,273
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	332,000	283,860
5.38%, 1/15/2031 (a)	82,000	56,375
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	687,000	687,364
Sirius XM Radio LLC
3.13%, 9/1/2026 (a)	692,000	675,989
5.00%, 8/1/2027 (a)	1,254,000	1,241,023
5.50%, 7/1/2029 (a)	700,000	688,552
4.13%, 7/1/2030 (a)	14,000	12,720
Stagwell Global LLC 5.63%, 8/15/2029 (a)	346,000	325,322
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	572,000	531,216
TEGNA, Inc.
4.75%, 3/15/2026 (a)	82,000	81,502
5.00%, 9/15/2029	554,000	527,694
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	203,000	203,004
8.00%, 8/15/2028 (a)	1,046,000	1,046,669
7.38%, 6/30/2030 (a)	475,000	444,063
8.50%, 7/31/2031 (a)	190,000	182,431
Urban One, Inc. 7.38%, 2/1/2028 (a)	151,000	75,500
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	308,000	266,247
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	613,000	559,449
		29,006,856
Metals & Mining — 2.3%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	337,000	349,858

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Algoma Steel, Inc. (Canada) 9.13%, 4/15/2029 (a)	81,000	70,055
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	330,000	330,518
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	394,000	413,751
Baffinland Iron Mines Corp. (Canada) 8.75%, 7/15/2026 (a)	202,000	183,702
Big River Steel LLC 6.63%, 1/31/2029 (a)	191,000	192,402
Carpenter Technology Corp.
6.38%, 7/15/2028	171,000	171,693
7.63%, 3/15/2030	75,000	77,350
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	157,000	154,632
6.88%, 11/1/2029 (a)	24,000	22,314
6.75%, 4/15/2030 (a)	697,000	625,713
4.88%, 3/1/2031 (a)	242,000	197,740
7.50%, 9/15/2031 (a)	200,000	179,847
7.00%, 3/15/2032 (a)	381,000	328,631
7.38%, 5/1/2033 (a)	239,000	205,258
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	86,000	82,768
Commercial Metals Co.
4.13%, 1/15/2030	23,000	21,661
4.38%, 3/15/2032	283,000	257,280
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	177,000	176,961
Constellium SE 5.63%, 6/15/2028 (a)	322,000	316,238
Eldorado Gold Corp. (Turkey) 6.25%, 9/1/2029 (a)	127,000	125,159
FMG Resources August 2006 Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	75,000	73,484
5.88%, 4/15/2030 (a)	991,000	990,319
4.38%, 4/1/2031 (a)	15,000	13,771
Hecla Mining Co. 7.25%, 2/15/2028	189,000	190,320
Hudbay Minerals, Inc. (Canada)
4.50%, 4/1/2026 (a)	81,000	80,280
6.13%, 4/1/2029 (a)	91,000	91,229
IAMGOLD Corp. (Burkina Faso) 5.75%, 10/15/2028 (a)	162,000	158,421
Infrabuild Australia Pty. Ltd. (Australia) 14.50%, 11/15/2028 (a)	153,000	159,355
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	89,000	88,203
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	327,000	300,440
Mineral Resources Ltd. (Australia)
8.13%, 5/1/2027 (a)	140,000	140,107
8.00%, 11/1/2027 (a)	622,000	621,407
9.25%, 10/1/2028 (a)	175,000	178,551
8.50%, 5/1/2030 (a)	28,000	27,734
New Gold, Inc. (Canada) 6.88%, 4/1/2032 (a)	145,000	148,120
Novelis Corp. 4.75%, 1/30/2030 (a)	1,473,000	1,400,285
Perenti Finance Pty. Ltd. (Australia) 7.50%, 4/26/2029 (a)	249,000	256,515
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	145,000	133,259
Taseko Mines Ltd. (Canada) 8.25%, 5/1/2030 (a)	143,000	146,922
TMS International Corp. 6.25%, 4/15/2029 (a)	129,000	120,325

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
United States Steel Corp.
6.88%, 3/1/2029	66,000	66,575
6.65%, 6/1/2037	183,000	189,513
		10,058,666
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	165,000	154,079
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	252,000	243,261
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027 (a)	524,000	512,648
7.00%, 7/15/2031 (a)	48,000	49,778
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	282,000	282,751
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	695,000	678,562
6.00%, 4/15/2030 (a)	235,000	234,320
6.50%, 7/1/2030 (a)	15,000	15,213
		2,170,612
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.75%, 1/18/2082 (b)	257,000	245,945
Office REITs — 0.3%
Brandywine Operating Partnership LP
3.95%, 11/15/2027	418,000	398,941
8.30%, 3/15/2028 (f)	14,000	14,678
4.55%, 10/1/2029	63,000	57,903
Hudson Pacific Properties LP
5.95%, 2/15/2028	421,000	361,957
4.65%, 4/1/2029	88,000	63,684
Office Properties Income Trust
3.25%, 3/15/2027 (a)	13,623	10,881
9.00%, 3/31/2029 (a)	330,000	314,487
9.00%, 9/30/2029 (a)	10,000	7,375
		1,229,906
Oil, Gas & Consumable Fuels — 8.9%
Aethon United BR LP 7.50%, 10/1/2029 (a)	318,000	325,877
Alliance Resource Operating Partners LP 8.63%, 6/15/2029 (a)	143,000	149,469
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	72,000	71,937
5.75%, 1/15/2028 (a)	710,000	707,262
5.38%, 6/15/2029 (a)	60,000	59,389
6.63%, 2/1/2032 (a)	10,000	10,216
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (a)	53,000	53,798
6.63%, 10/15/2032 (a)	569,000	572,285
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	391,000	378,860
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	439,000	440,105

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Buckeye Partners LP
3.95%, 12/1/2026	24,000	23,532
4.13%, 12/1/2027	463,000	450,489
4.50%, 3/1/2028 (a)	215,000	210,034
6.88%, 7/1/2029 (a)	15,000	15,423
6.75%, 2/1/2030 (a)	14,000	14,451
5.85%, 11/15/2043	320,000	270,135
5.60%, 10/15/2044	75,000	61,692
California Resources Corp. 8.25%, 6/15/2029 (a)	294,000	294,533
Calumet Specialty Products Partners LP
8.13%, 1/15/2027 (a)	11,000	10,614
9.75%, 7/15/2028 (a)	213,000	205,322
Chord Energy Corp. 6.75%, 3/15/2033 (a)	256,000	254,229
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	61,000	59,900
8.38%, 7/1/2028 (a)	101,000	101,758
8.63%, 11/1/2030 (a)	11,000	10,848
8.75%, 7/1/2031 (a)	1,120,000	1,095,031
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	113,000	104,752
CNX Resources Corp.
6.00%, 1/15/2029 (a)	250,000	248,183
7.38%, 1/15/2031 (a)	248,000	253,928
7.25%, 3/1/2032 (a)	25,000	25,477
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	62,000	60,999
5.88%, 1/15/2030 (a)	751,000	710,134
Coronado Finance Pty. Ltd. (Australia) 9.25%, 10/1/2029 (a)	101,000	75,069
CQP Holdco LP 5.50%, 6/15/2031 (a)	653,000	627,503
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	124,000	128,031
7.63%, 4/1/2032 (a)	78,000	73,537
7.38%, 1/15/2033 (a)	797,000	739,597
CVR Energy, Inc.
5.75%, 2/15/2028 (a)	232,000	220,868
8.50%, 1/15/2029 (a)	106,000	103,461
Delek Logistics Partners LP 8.63%, 3/15/2029 (a)	473,000	489,871
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	403,000	413,361
Energean plc (Israel) 6.50%, 4/30/2027 (a)	372,000	364,792
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (b)	351,000	353,700
Excelerate Energy LP 8.00%, 5/15/2030 (a)	271,000	280,548
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	157,000	162,118
Genesis Energy LP
7.75%, 2/1/2028	56,000	56,487
8.25%, 1/15/2029	97,000	100,368
8.88%, 4/15/2030	483,000	507,182
7.88%, 5/15/2032	353,000	357,481
Global Partners LP
6.88%, 1/15/2029	9,000	9,037

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
8.25%, 1/15/2032 (a)	356,000	370,073
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	198,000	200,862
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	435,000	441,699
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	64,000	64,630
5.13%, 6/15/2028 (a)	705,000	695,704
6.50%, 6/1/2029 (a)	182,000	185,802
4.25%, 2/15/2030 (a)	15,000	14,297
5.50%, 10/15/2030 (a)	15,000	14,831
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	151,000	149,144
6.25%, 4/15/2032 (a)	1,108,000	1,009,569
6.88%, 5/15/2034 (a)	19,000	17,212
7.25%, 2/15/2035 (a)	310,000	287,201
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	164,000	171,507
7.38%, 7/15/2032 (a)	215,000	222,500
Ithaca Energy North Sea plc (United Kingdom) 8.13%, 10/15/2029 (a)	361,000	361,957
ITT Holdings LLC 6.50%, 8/1/2029 (a)	370,000	345,450
Karoon USA Finance, Inc. (Brazil) 10.50%, 5/14/2029 (a)	299,000	298,804
Kimmeridge Texas Gas LLC 8.50%, 2/15/2030 (a)	146,000	144,322
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	630,000	642,507
5.88%, 6/15/2030 (a)	25,000	24,851
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	125,000	118,442
Magnolia Oil & Gas Operating LLC 6.88%, 12/1/2032 (a)	115,000	113,866
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	99,000	104,589
Matador Resources Co.
6.88%, 4/15/2028 (a)	528,000	535,257
6.25%, 4/15/2033 (a)	92,000	88,618
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	206,000	204,936
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	255,000	245,872
Murphy Oil Corp.
6.00%, 10/1/2032	227,000	211,616
5.87%, 12/1/2042 (f)	72,000	55,719
New Fortress Energy, Inc.
6.50%, 9/30/2026 (a)	21,000	12,573
8.75%, 3/15/2029 (a)	153,000	47,458
NFE Financing LLC 12.00%, 11/15/2029 (a)	887,743	380,867
NGL Energy Operating LLC 8.38%, 2/15/2032 (a)	646,000	610,851
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	379,000	380,544
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	169,000	170,543
NuStar Logistics LP
6.00%, 6/1/2026	512,000	514,543
5.63%, 4/28/2027	20,000	20,050
6.38%, 10/1/2030	15,000	15,282
Parkland Corp. (Canada)
5.88%, 7/15/2027 (a)	64,000	63,846

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.50%, 10/1/2029 (a)	60,000	56,659
4.63%, 5/1/2030 (a)	735,000	690,594
PBF Holding Co. LLC
6.00%, 2/15/2028	92,000	85,421
7.88%, 9/15/2030 (a)	631,000	548,530
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	163,000	165,950
5.88%, 7/1/2029 (a)	298,000	294,338
9.88%, 7/15/2031 (a)	14,000	15,290
7.00%, 1/15/2032 (a)	686,000	703,695
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	98,000	99,626
Range Resources Corp.
8.25%, 1/15/2029	259,000	266,055
4.75%, 2/15/2030 (a)	55,000	52,861
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	50,000	48,288
4.80%, 5/15/2030 (a)	69,000	65,163
6.88%, 4/15/2040 (a)	579,000	554,425
Sitio Royalties Operating Partnership LP 7.88%, 11/1/2028 (a)	208,000	214,517
SM Energy Co.
6.75%, 9/15/2026	80,000	79,864
6.63%, 1/15/2027	15,000	15,016
6.50%, 7/15/2028	773,000	768,710
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.67%), 7.50%, 3/1/2055 (a) (b)	278,000	277,214
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.95%), 7.63%, 3/1/2055 (a) (b)	26,000	26,243
Strathcona Resources Ltd. (Canada) 6.88%, 8/1/2026 (a)	164,000	164,533
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	259,000	259,581
Sunnova Energy Corp. 11.75%, 10/1/2028 (a)	190,000	60,325
Sunoco LP
6.00%, 4/15/2027	567,000	566,697
5.88%, 3/15/2028	15,000	14,965
7.00%, 9/15/2028 (a)	159,000	162,982
7.00%, 5/1/2029 (a)	30,000	30,962
4.50%, 5/15/2029	652,000	624,613
4.50%, 4/30/2030	386,000	364,278
7.25%, 5/1/2032 (a)	10,000	10,398
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	579,000	578,201
5.50%, 1/15/2028 (a)	40,000	39,751
6.00%, 12/31/2030 (a)	271,000	259,668
6.00%, 9/1/2031 (a)	122,000	116,270
Talos Production, Inc. 9.00%, 2/1/2029 (a)	343,000	340,663
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	97,000	95,357
TerraForm Power Operating LLC
5.00%, 1/31/2028 (a)	361,000	350,986
4.75%, 1/15/2030 (a)	98,000	92,376
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	241,000	227,585

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	128,657	122,618
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	179,000	182,731
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	475,000	441,439
6.25%, 1/15/2030 (a)	455,000	461,267
4.13%, 8/15/2031 (a)	554,000	501,195
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	2,403,000	2,569,158
7.00%, 1/15/2030 (a)	251,000	249,889
8.38%, 6/1/2031 (a)	730,000	741,054
9.88%, 2/1/2032 (a)	15,000	15,958
Venture Global Plaquemines LNG LLC
7.50%, 5/1/2033 (a)	644,000	672,624
7.75%, 5/1/2035 (a)	138,000	145,320
Vermilion Energy, Inc. (Canada)
6.88%, 5/1/2030 (a)	116,000	105,571
7.25%, 2/15/2033 (a)	147,000	128,635
Viper Energy, Inc.
5.38%, 11/1/2027 (a)	194,000	193,040
7.38%, 11/1/2031 (a)	73,000	76,551
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	430,000	362,298
9.75%, 10/15/2030	52,000	45,825
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	74,000	63,985
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	166,000	160,555
		38,500,430
Paper & Forest Products — 0.3%
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	108,000	103,323
Domtar Corp. 6.75%, 10/1/2028 (a)	364,000	319,776
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	82,000	77,443
Magnera Corp.
4.75%, 11/15/2029 (a)	50,000	42,383
7.25%, 11/15/2031 (a)	350,000	320,250
Mercer International, Inc. (Germany)
12.88%, 10/1/2028 (a)	5,000	4,973
5.13%, 2/1/2029	426,000	338,642
		1,206,790
Passenger Airlines — 0.9%
Air Canada (Canada) 3.88%, 8/15/2026 (a)	403,000	397,917
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	162,000	159,994
American Airlines, Inc.
5.50%, 4/20/2026 (a)	7,337	7,324
7.25%, 2/15/2028 (a)	580,000	585,798
5.75%, 4/20/2029 (a)	120,009	117,846
8.50%, 5/15/2029 (a)	1,073,000	1,111,751
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	625,000	618,229
OneSky Flight LLC 8.88%, 12/15/2029 (a)	194,000	195,597

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — continued
Spirit Loyalty Cayman Ltd. 12.00% (Blend (Cash 8.00% + PIK 4.00%)), 3/6/2030 (a) (c) (h)	149,000	115,116
VistaJet Malta Finance plc (Switzerland)
7.88%, 5/1/2027 (a)	258,000	252,548
9.50%, 6/1/2028 (a)	35,000	34,479
6.38%, 2/1/2030 (a)	365,000	327,735
		3,924,334
Personal Care Products — 0.4%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	280,000	290,974
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	86,000	84,551
4.13%, 4/1/2029 (a)	338,000	316,114
Perrigo Finance Unlimited Co. 4.90%, 6/15/2030 (f)	657,000	632,502
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	20,000	19,903
3.75%, 4/1/2031 (a)	316,000	286,824
		1,630,868
Pharmaceuticals — 1.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	1,105,000	1,093,969
Bausch Health Cos., Inc.
5.00%, 1/30/2028 (a)	469,000	371,354
4.88%, 6/1/2028 (a)	300,000	244,875
11.00%, 9/30/2028 (a)	398,000	381,867
5.25%, 1/30/2030 (a)	443,000	251,447
14.00%, 10/15/2030 (a)	998,000	863,270
5.25%, 2/15/2031 (a)	5,000	2,659
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	241,000	229,603
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (f)	240,000	246,612
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	273,000	282,577
HLF Financing SARL LLC 4.88%, 6/1/2029 (a)	482,000	394,721
Jazz Securities DAC 4.38%, 1/15/2029 (a)	513,000	491,909
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	122,000	127,017
Organon & Co.
4.13%, 4/30/2028 (a)	701,000	658,467
6.75%, 5/15/2034 (a)	324,000	301,421
7.88%, 5/15/2034 (a)	381,000	328,594
		6,270,362
Professional Services — 0.5%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	297,000	302,965
AMN Healthcare, Inc.
4.63%, 10/1/2027 (a)	222,000	214,789
4.00%, 4/15/2029 (a)	63,000	57,888
CACI International, Inc. 6.38%, 6/15/2033 (a)	315,000	321,124
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	249,000	233,131
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	119,000	119,998
KBR, Inc. 4.75%, 9/30/2028 (a)	76,000	73,044
Korn Ferry 4.63%, 12/15/2027 (a)	97,000	95,494

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Professional Services — continued
Science Applications International Corp. 4.88%, 4/1/2028 (a)	112,000	109,172
TriNet Group, Inc.
3.50%, 3/1/2029 (a)	112,000	103,511
7.13%, 8/15/2031 (a)	183,000	188,674
VT Topco, Inc. 8.50%, 8/15/2030 (a)	214,000	226,895
		2,046,685
Real Estate Management & Development — 0.7%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	71,000	58,221
5.25%, 4/15/2030 (a)	308,000	239,213
7.00%, 4/15/2030 (a)	159,000	145,249
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028 (a)	309,000	310,340
8.88%, 9/1/2031 (a)	32,000	34,228
Five Point Operating Co. LP 10.50%, 1/15/2028 (a) (f)	253,132	257,810
Forestar Group, Inc.
5.00%, 3/1/2028 (a)	159,000	156,521
6.50%, 3/15/2033 (a)	112,000	111,059
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	99,000	105,055
Howard Hughes Corp. (The)
5.38%, 8/1/2028 (a)	601,000	589,562
4.13%, 2/1/2029 (a)	15,000	14,101
4.38%, 2/1/2031 (a)	15,000	13,621
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	188,000	181,480
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	520,000	477,991
4.75%, 2/1/2030	15,000	13,313
5.00%, 3/1/2031	60,000	52,019
Newmark Group, Inc. 7.50%, 1/12/2029	138,000	145,121
		2,904,904
Retail REITs — 0.1%
Brookfield Property REIT, Inc. 4.50%, 4/1/2027 (a)	349,000	338,952
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	187,000	187,609
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	150,000	156,440
Entegris, Inc.
4.75%, 4/15/2029 (a)	951,000	923,391
3.63%, 5/1/2029 (a)	88,000	82,063
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	234,000	223,491
Synaptics, Inc. 4.00%, 6/15/2029 (a)	134,000	124,558
		1,697,552
Software — 2.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	98,000	97,931
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	758,000	730,350
Camelot Finance SA 4.50%, 11/1/2026 (a)	53,000	52,704
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	176,000	181,769

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Central Parent, Inc. 7.25%, 6/15/2029 (a)	549,000	484,781
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	2,388,000	2,385,313
9.00%, 9/30/2029 (a)	486,000	497,459
8.25%, 6/30/2032 (a)	207,000	217,655
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	152,000	150,974
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	270,000	252,698
Dye & Durham Ltd. (Canada) 8.63%, 4/15/2029 (a)	193,000	200,215
Elastic NV 4.13%, 7/15/2029 (a)	259,000	242,856
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	203,000	205,017
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	416,000	400,432
Gen Digital, Inc.
6.75%, 9/30/2027 (a)	515,000	523,895
6.25%, 4/1/2033 (a)	253,000	255,809
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	474,000	155,330
Helios Software Holdings, Inc. 4.63%, 5/1/2028 (a)	408,000	388,558
McAfee Corp. 7.38%, 2/15/2030 (a)	647,000	598,272
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	286,000	282,072
5.13%, 4/15/2029 (a)	36,000	35,087
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	868,000	831,464
3.88%, 12/1/2029 (a)	12,000	11,168
Open Text Holdings, Inc. (Canada)
4.13%, 2/15/2030 (a)	12,000	11,203
4.13%, 12/1/2031 (a)	133,000	120,504
PTC, Inc. 4.00%, 2/15/2028 (a)	136,000	131,758
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	127,000	45,720
RingCentral, Inc. 8.50%, 8/15/2030 (a)	114,000	120,409
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	15,000	15,476
6.50%, 2/15/2029 (a)	425,000	412,633
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	322,000	321,641
6.50%, 6/1/2032 (a)	555,000	569,870
UKG, Inc. 6.88%, 2/1/2031 (a)	798,000	822,255
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	219,000	203,818
		11,957,096
Specialized REITs — 0.9%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	125,000	123,629
5.00%, 7/15/2028 (a)	15,000	14,773
4.88%, 9/15/2029 (a)	341,000	330,950
5.25%, 7/15/2030 (a)	1,205,000	1,175,854
4.50%, 2/15/2031 (a)	685,000	641,845
5.63%, 7/15/2032 (a)	567,000	553,236

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
SBA Communications Corp.
3.88%, 2/15/2027	14,000	13,726
3.13%, 2/1/2029	923,000	858,664
		3,712,677
Specialty Retail — 2.7%
Academy Ltd. 6.00%, 11/15/2027 (a)	155,000	155,363
Advance Auto Parts, Inc.
1.75%, 10/1/2027	111,000	102,324
5.95%, 3/9/2028	353,000	358,546
Arko Corp. 5.13%, 11/15/2029 (a)	151,000	125,922
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	569,000	540,915
5.00%, 2/15/2032 (a)	163,000	152,208
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	142,000	145,039
6.88%, 11/1/2035	71,000	71,506
6.75%, 7/1/2036	967,000	957,680
BCPE Ulysses Intermediate, Inc. 7.75% (Cash), 4/1/2027 (a) (c)	30,000	28,503
Carvana Co.
11.00%, 6/1/2030 (a)	250,800	264,477
14.00% (PIK), 6/1/2031 (a) (c)	1,073,857	1,201,317
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	189,000	198,521
eG Global Finance plc (United Kingdom) 12.00%, 11/30/2028 (a)	304,000	335,239
Escrow Rite Aid 0.00%, 12/31/2049 ‡	27,437	—
Evergreen Acqco 1 LP 9.75%, 4/26/2028 (a)	113,000	118,263
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	147,000	139,662
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	53,000	48,399
3.88%, 10/1/2031 (a)	425,000	376,211
Global Auto Holdings Ltd. (United Kingdom)
11.50%, 8/15/2029 (a)	291,000	269,903
8.75%, 1/15/2032 (a)	228,000	176,967
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	390,000	373,739
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	82,000	78,766
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	107,000	104,031
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	324,000	260,214
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a)	251,000	241,792
8.25%, 8/1/2031 (a)	293,000	310,653
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	562,000	529,295
Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (a)	497,000	338,801
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (a)	381,000	345,121
Park River Holdings, Inc. 5.63%, 2/1/2029 (a)	188,000	151,187
Penske Automotive Group, Inc. 3.75%, 6/15/2029	128,000	119,984
PetSmart, Inc.
4.75%, 2/15/2028 (a)	646,000	623,436
7.75%, 2/15/2029 (a)	250,000	243,369

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Sally Holdings LLC 6.75%, 3/1/2032	176,000	178,811
Sonic Automotive, Inc. 4.88%, 11/15/2031 (a)	321,000	299,127
Specialty Building Products Holdings LLC 7.75%, 10/15/2029 (a)	183,000	175,338
Staples, Inc.
10.75%, 9/1/2029 (a)	929,000	841,007
12.75%, 1/15/2030 (a)	95,520	61,487
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	111,000	106,207
Valvoline, Inc. 3.63%, 6/15/2031 (a)	148,000	131,337
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	210,000	191,392
Victra Holdings LLC 8.75%, 9/15/2029 (a)	113,000	115,382
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	222,000	217,628
		11,805,069
Technology Hardware, Storage & Peripherals — 0.5%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	259,000	272,237
Seagate HDD Cayman
4.09%, 6/1/2029	616,000	589,095
4.13%, 1/15/2031	492,000	456,030
5.75%, 12/1/2034	40,000	39,263
Xerox Corp.
10.25%, 10/15/2030 (a)	228,000	234,298
4.80%, 3/1/2035	298,000	147,029
6.75%, 12/15/2039	211,000	105,497
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	244,000	164,415
		2,007,864
Textiles, Apparel & Luxury Goods — 0.4%
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	128,000	134,398
Crocs, Inc.
4.25%, 3/15/2029 (a)	199,000	187,804
4.13%, 8/15/2031 (a)	39,000	34,617
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	226,000	238,776
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	106,000	97,525
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	134,000	119,750
S&S Holdings LLC 8.38%, 10/1/2031 (a)	154,000	146,968
Under Armour, Inc. 3.25%, 6/15/2026	195,000	190,653
VF Corp.
2.80%, 4/23/2027	168,000	157,935
6.00%, 10/15/2033	388,000	347,491
William Carter Co. (The) 5.63%, 3/15/2027 (a)	126,000	125,141
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	158,000	138,272
		1,919,330
Trading Companies & Distributors — 1.8%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	125,000	109,204
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	68,000	63,974
Boise Cascade Co. 4.88%, 7/1/2030 (a)	127,000	122,798
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/2028 (a)	102,000	101,147

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
7.88%, 12/1/2030 (a)	50,000	52,544
7.00%, 5/1/2031 (a)	677,000	693,368
7.00%, 6/15/2032 (a)	227,000	232,052
5.88%, 4/15/2033 (a)	26,000	25,100
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	132,000	112,433
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	861,000	867,607
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	382,000	379,221
6.63%, 6/15/2029 (a)	272,000	275,531
Imola Merger Corp. 4.75%, 5/15/2029 (a)	627,000	600,785
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	709,000	726,973
United Rentals North America, Inc.
4.88%, 1/15/2028	290,000	286,923
5.25%, 1/15/2030	1,195,000	1,187,637
3.75%, 1/15/2032	547,000	491,040
6.13%, 3/15/2034 (a)	303,000	307,123
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	38,000	38,789
6.63%, 3/15/2032 (a)	1,115,000	1,141,459
6.38%, 3/15/2033 (a)	69,000	70,281
		7,885,989
Wireless Telecommunication Services — 1.2%
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	401,000	146,034
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	721,000	687,192
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	23,000	20,734
6.63%, 8/1/2026	547,000	383,376
Millicom International Cellular SA (Guatemala)
4.50%, 4/27/2031 (a)	324,000	288,360
7.38%, 4/2/2032 (a)	526,000	531,720
Rogers Communications, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 7.00%, 4/15/2055 (b)	32,000	32,250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.62%), 7.13%, 4/15/2055 (b)	573,000	573,831
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (b)	344,000	336,266
United States Cellular Corp. 6.70%, 12/15/2033	162,000	174,323
Vmed O2 UK Financing I plc (United Kingdom) 7.75%, 4/15/2032 (a)	288,000	296,531
Vodafone Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081 (b)	120,000	116,623
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (b)	633,000	568,748
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (b)	674,000	498,850
Zegona Finance plc (United Kingdom) 8.63%, 7/15/2029 (a)	371,000	395,115
		5,049,953
Total Corporate Bonds (Cost $429,844,332)		423,386,342

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — 0.0% ^
Pharmaceuticals — 0.0% ^
Mallinckrodt plc (Luxembourg) ‡ *	739	63,769
Software — 0.0% ^
Cwt Travel Group, Inc. ‡ *	1,455	5,820
Specialty Retail — 0.0% ^
Rite Aid ‡ *	275	—
Total Common Stocks (Cost $65,231)		69,589
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (i) (j) (Cost $4,135,079)	4,135,079	4,135,079
Total Investments — 99.1% (Cost $434,044,642)		427,591,010
Other Assets in Excess of Liabilities — 0.9%		3,966,848
NET ASSETS — 100.0%		431,557,858

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(g)	Defaulted security.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2025.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$—	$69,589	$69,589
Corporate Bonds
Aerospace & Defense	—	10,827,830	—	10,827,830
Air Freight & Logistics	—	303,540	—	303,540
Automobile Components	—	9,355,508	—	9,355,508
Automobiles	—	3,739,798	—	3,739,798
Banks	—	472,976	—	472,976
Beverages	—	467,262	—	467,262
Biotechnology	—	446,694	—	446,694
Broadline Retail	—	5,990,615	—	5,990,615
Building Products	—	9,116,589	—	9,116,589
Capital Markets	—	4,814,842	—	4,814,842
Chemicals	—	14,963,314	—	14,963,314
Commercial Services & Supplies	—	12,682,515	—	12,682,515
Communications Equipment	—	2,122,298	—	2,122,298
Construction & Engineering	—	3,176,881	—	3,176,881
Construction Materials	—	126,652	—	126,652
Consumer Finance	—	10,103,330	—	10,103,330
Consumer Staples Distribution & Retail	—	5,928,698	— (a)	5,928,698
Containers & Packaging	—	9,837,428	—	9,837,428
Distributors	—	1,797,922	—	1,797,922
Diversified Consumer Services	—	3,192,039	—	3,192,039
Diversified REITs	—	2,213,305	—	2,213,305
Diversified Telecommunication Services	—	25,235,786	17	25,235,803
Electric Utilities	—	8,473,330	—	8,473,330
Electrical Equipment	—	1,152,065	—	1,152,065
Electronic Equipment, Instruments & Components	—	1,241,850	—	1,241,850
Energy Equipment & Services	—	7,524,279	—	7,524,279
Entertainment	—	2,779,242	—	2,779,242
Financial Services	—	12,572,689	—	12,572,689
Food Products	—	5,934,890	—	5,934,890
Gas Utilities	—	1,254,855	—	1,254,855
Ground Transportation	—	5,758,077	—	5,758,077
Health Care Equipment & Supplies	—	5,269,640	—	5,269,640
Health Care Providers & Services	—	18,880,914	—	18,880,914
Health Care REITs	—	1,572,066	—	1,572,066
Health Care Technology	—	747,625	—	747,625
Hotel & Resort REITs	—	3,639,078	—	3,639,078
Hotels, Restaurants & Leisure	—	30,144,152	—	30,144,152
Household Durables	—	6,514,915	—	6,514,915
Household Products	—	1,100,633	—	1,100,633
Independent Power and Renewable Electricity Producers	—	4,057,526	—	4,057,526
Insurance	—	11,144,033	—	11,144,033
Interactive Media & Services	—	916,580	—	916,580
IT Services	—	4,024,568	—	4,024,568
Leisure Products	—	273,618	—	273,618

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Life Sciences Tools & Services	$—	$652,876	$—	$652,876
Machinery	—	5,270,162	—	5,270,162
Media	—	29,006,856	—	29,006,856
Metals & Mining	—	10,058,666	—	10,058,666
Mortgage Real Estate Investment Trusts (REITs)	—	2,170,612	—	2,170,612
Multi-Utilities	—	245,945	—	245,945
Office REITs	—	1,229,906	—	1,229,906
Oil, Gas & Consumable Fuels	—	38,500,430	—	38,500,430
Paper & Forest Products	—	1,206,790	—	1,206,790
Passenger Airlines	—	3,924,334	—	3,924,334
Personal Care Products	—	1,630,868	—	1,630,868
Pharmaceuticals	—	6,270,362	—	6,270,362
Professional Services	—	2,046,685	—	2,046,685
Real Estate Management & Development	—	2,904,904	—	2,904,904
Retail REITs	—	338,952	—	338,952
Semiconductors & Semiconductor Equipment	—	1,697,552	—	1,697,552
Software	—	11,957,096	—	11,957,096
Specialized REITs	—	3,712,677	—	3,712,677
Specialty Retail	—	11,805,069	— (a)	11,805,069
Technology Hardware, Storage & Peripherals	—	2,007,864	—	2,007,864
Textiles, Apparel & Luxury Goods	—	1,919,330	—	1,919,330
Trading Companies & Distributors	—	7,885,989	—	7,885,989
Wireless Telecommunication Services	—	5,049,953	—	5,049,953
Total Corporate Bonds	—	423,386,325	17	423,386,342
Short-Term Investments
Investment Companies	4,135,079	—	—	4,135,079
Total Investments in Securities	$4,135,079	$423,386,325	$69,606	$427,591,010

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	$6,152,103	$22,537,652	$24,554,676	$—	$—	$4,135,079	4,135,079	$37,224	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.